Exploration and evaluation of oil and gas reserves (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Changes in Balances of Capitalized Costs (Details)

Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (*)	12.31.2017	12.31.2016
Property plant and equipment
Opening Balance	5,133	5,201
Additions to capitalized costs pending determination of proved reserves	797	1,009
Capitalized exploratory costs charged to expense	(107)	(1,054)
Transfers upon recognition of proved reserves	(1,227)	(966)
Cumulative translation adjustment	(74)	943

Closing Balance	4,522	5,133

Intangible Assets	1,390	2,236

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	5,912	7,369

(*)	Amounts capitalized and subsequently expensed in the same period have been excluded from this table.

Summary of Exploration Costs (Details)

Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

Exploration costs recognized in the statement of income	2017	2016	2015
Geological and geophysical expenses	361	371	416
Exploration expenditures written off (includes dry wells and signature bonuses)	279	1,281	1,441
Contractual penalties	152	46	—
Other exploration expenses	8	63	54

Total expenses	800	1,761	1,911

Cash used in :	2017	2016	2015
Operating activities	371	435	470
Investment activities	1,794	1,075	2,736

Total cash used	2,165	1,510	3,206

Summary of Capitalized Exploratory and Well Costs (Details)

The following tables set out the amounts of exploratory well costs that have been capitalized for a period of one year or more after the completion of drilling, the number of projects whose costs have been capitalized for a period greater than one year, and an aging of those amounts by year (including the number of wells relating to those costs):

Aging of capitalized exploratory well costs (*)	2017	2016
Exploratory well costs capitalized for a period of one year	111	806
Exploratory well costs capitalized for a period greater than one year	4,411	4,327

Total capitalized exploratory well costs	4,522	5,133

Number of projects relating to exploratory well costs capitalized for a period greater than one year	54	57

	Capitalized costs (2017)	Number of wells
2016	316	4
2015	887	19
2014	1,154	19
2013	596	11
2012 and previous years	1,458	27

Exploratory well costs that have been capitalized for a period greater than one year	4,411	80

(*)	Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.